Strategic Funds, Inc.

-          Dreyfus Active MidCap Fund (the "Fund")

Incorporated herein by reference, on behalf of the Fund, is a supplement to the Fund's prospectus filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on July 30, 2013 (SEC Accession No. 0000737520-13-000083).